Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2015-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	3/31/2015

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2015-SN1

5. Collateral Summary	Monthly Period, Begin:	11/1/2016

	Monthly Period, End:	11/30/2016

6. Losses and Delinquencies	Determination Date:	12/15/2016

7. Credit Instruments	Distribution Date:	12/20/2016

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A-1 Notes, Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class A-1 Notes, Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

1. Distribution Summary

Class	CUSIP	Initial Principal	Beginning Principal	Note Interest	Principal	Interest	Total	Principal	Interest	Ending Principal
		Balance	Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006XAA5	182,000,000.00	0.00	0.3500000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2a	02006XAB3	250,000,000.00	0.00	0.9300000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2b	02006XAC1	230,000,000.00	0.00	0.9417800	0.00	0.00	0.00	0.00	0.00	0.00
Class A-3	02006XAD9	250,000,000.00	136,565,154.05	1.2100000	48,292,161.46	137,703.20	48,429,864.66	0.00	0.00	88,272,992.59
Class A-4	02006XAE7	74,600,000.00	74,600,000.00	1.3800000	0.00	85,790.00	85,790.00	0.00	0.00	74,600,000.00
Class B	02006XAF4	66,400,000.00	66,400,000.00	1.7900000	0.00	99,046.67	99,046.67	0.00	0.00	66,400,000.00
Class C	02006XAG2	39,200,000.00	39,200,000.00	2.1600000	0.00	70,560.00	70,560.00	0.00	0.00	39,200,000.00
AART Notes		1,092,200,000.00	316,765,154.05		48,292,161.46	393,099.87	48,685,261.33	0.00	0.00	268,472,992.59

Secured Note		1,117,226,362.61	355,023,850.93	2.1600000	48,292,161.46	639,042.93	48,931,204.39	0.00	0.00	306,731,689.47

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2a	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2b	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-3	546.2606162	193.1686458	0.5508128	193.7194586	0.00000000	353.0919704
Class A-4	1,000.0000000	0.0000000	1.1500000	1.1500000	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.4916667	1.4916667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.8000000	1.8000000	0.00000000	1,000.0000000
Secured Note	317.7725328	43.2250465	0.5719906	43.7970370	0.00000000	274.5474863

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

	Beginning Factor	Ending Factor
Series 2015-SN1 Portfolio	344.5403174	306.3120364
Aggregate ABS Value	368.4620336	328.4486081
Secured Note	317.7725328	274.5474863

	Beginning Factor	Ending Factor
Note Pool Factor	290.0248618	245.8093688

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	11/21/2016	12/19/2016	Actual/360	0.3500000	0.00	0.00	0.00	0.00	0.00
Class A-2a	11/21/2016	12/19/2016	30/360	0.9300000	0.00	0.00	0.00	0.00	0.00
Class A-2b	11/21/2016	12/19/2016	Actual/360	0.9417800	0.00	0.00	0.00	0.00	0.00
Class A-3	11/21/2016	12/19/2016	30/360	1.2100000	137,703.20	137,703.20	0.00	0.00	0.00
Class A-4	11/21/2016	12/19/2016	30/360	1.3800000	85,790.00	85,790.00	0.00	0.00	0.00
Class B	11/21/2016	12/19/2016	30/360	1.7900000	99,046.67	99,046.67	0.00	0.00	0.00
Class C	11/21/2016	12/19/2016	30/360	2.1600000	70,560.00	70,560.00	0.00	0.00	0.00
Secured Note	11/21/2016	12/19/2016	30/360	2.1600000	639,042.93	639,042.93	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1
4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	7,912,421.82
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	533,422.01
Sale Proceeds	43,867,463.14
Monthly Payment Advances	460,739.88
Residual Advances	188,739.10
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	812,813.24
ACOLT Collections	53,775,599.19

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	425,796.34
Reimbursement of Residual Advances	167,118.50
Total ACOLT Available Distribution Amount	53,182,684.35

Distributions
Total ACOLT Available Distribution Amount	53,182,684.35
Basic Servicing Fee	370,580.37
Secured Note Interest Distributable Amount	639,042.93
Secured Note Principal Distributable Amount	48,292,161.46
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	3,880,899.59

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	639,042.93
Secured Note Principal Distributable Amount	48,292,161.46
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	48,931,204.39

Distributions
Total AART Available Amount	48,931,204.39
Administration Fee	2,958.53
Aggregate Class A Interest Distributable Amount	223,493.20
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	99,046.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	70,560.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	48,292,161.46
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	242,984.53

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2015-SN1 Portfolio	1,330,499,172.79	458,410,607.24	407,547,911.02
Aggregate ABS Value	1,206,898,954.96	444,696,443.28	396,404,281.82
Secured Note	1,117,226,362.61	355,023,850.93	306,731,689.47
AART Notes	1,092,200,000.00	316,765,154.05	268,472,992.59
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	51,062	23,227	719	1,615	7	32	1	20,853

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.8293000	2.9691000	2.9877000	38.22	38.26	38.31	22.13	7.08	6.53

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.41%	0.74%	0.67%	0.78%	1.04%	0.91%	0.88%	1.12%	1.07%	1.23%	1.34%	1.54%	1.53%	1.23%	1.09%	0.92%	0.00%	1.63%	0.22%	0.42%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.99%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

6. Losses and Delinquencies

	Early Term Defaults					Returned Vehicles Sold
	Average ABS Value	Number of Early Term Defaults	Net Loss (Gain)	Average Net Loss (Gain)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio
Current	420,550,362.55	7	(54,444.07)	(7,777.72)	(0.155)	41,532,298.27	(2,804,205.96)	(6.75)
Preceding	472,153,986.63	10	10,068.59	1,006.86	0.026	47,318,809.34	(3,944,154.39)	(8.34)
Next Preceding	529,408,604.68	15	16,122.54	1,074.84	0.037	51,240,474.30	(5,001,680.86)	(9.76)
Third Preceding	591,166,598.66	14	(16,396.69)	(1,171.19)	(0.033)	Three Month Average		(8.28)
Four Month Average					(0.032)

Aggregate ABS Value	122,209.58					41,532,298.27
Residual Advance Reimb.	N/A					167,118.50
Aggregate Sales Proceeds	115,782.40					43,751,680.74
Excess Wear/Mileage Charges	0.00					246,903.13
Other Amounts Received	60,871.25					505,038.86
Current Net Losses (Gains)	(54,444.07)					(2,804,205.96)

Beginning Cum Net Losses (Gains)	198,459.95					(68,520,941.16)
Current Net Losses (Gains)	(54,444.07)					(2,804,205.96)
Ending Cum Net Losses (Gains)	144,015.88					(71,325,147.12)

				Delinquencies
Delinquency Stratification	Amount	Number of Leases	Percent Delinquent		Average ABS Value	Over 60 Days	Percent Delinquent
31 - 60 days	3,061,294.06	164	0.7723	Current	420,550,362.55	844,436.25	0.201
61 - 90 days	695,382.31	37	0.1754	Preceding	472,153,986.63	815,371.25	0.173
91 - 120 days	149,053.94	9	0.0376	Next Preceding	529,408,604.68	996,281.47	0.188
> 120 days	0.00	0	0.0000	Three Month Average			0.187
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2015-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	6,034,494.77	6,034,494.77	0.00	0.00	6,034,494.77	6,034,494.77
Monthly Payment Advances	2,850,087.85	998,016.72	460,739.88	425,796.34	1,032,960.26	N/A
Residual Advances	0.00	348,598.72	188,739.10	167,118.50	370,219.32	N/A
Payments Ahead	2,474,042.36	1,235,391.89	189,861.91	399,444.09	1,025,809.71	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	114,698,954.96
Current Aggregate Overcollateralization Amount	127,931,289.23
Overcollateralization Target Amount	127,931,289.23
Initial ACOLT Overcollateralization Amount	89,672,592.35
Current ACOLT Overcollateralization Amount	89,672,592.35
Initial AART Overcollateralization Amount	25,026,362.61
Current AART Overcollateralization Amount	38,258,696.88

This Servicer Certificate relates only to AART 2015-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2015-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.